Income Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount Before Income Tax
Available-for-sale financial assets	$ (458)	$ (829)	$ 976
Cash flow hedges	(2,727)	12,735	28,731
Share of other comprehensive income in associates and joint ventures			(20,832)
Foreign currency translation	(1,575,134)	(95,501)	214,887
Actuarial income on defined-benefit pension plans	(177,527)	(4,941)	(29,399)
Components of other comprehensive income	(1,755,846)	(88,536)	194,363
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Cash flow hedges	1,354	(5,088)	(6,816)
Actuarial gains (losses) from defined benefit pension plans	59,684	3,694	9,592
Components of other comprehensive income	61,038	(1,394)	2,776
Amount After Income Tax
Available-for-sale financial assets	(458)	(829)	976
Cash flow hedges	(1,373)	7,647	21,915
Share of other comprehensive income in associates and joint ventures			(20,832)
Foreign currency translation	(1,575,134)	(95,501)	214,887
Actuarial gains (losses) from defined benefit pension plans	(117,843)	(1,247)	(19,807)
Components of other comprehensive income	$ (1,694,808)	$ (89,930)	$ 197,139